March 1, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:	The Dreyfus/Laurel Funds, Inc.
-Dreyfus BASIC S&P 500 Stock Index Fund
-Dreyfus Bond Market Index Fund
-Dreyfus Disciplined Stock Fund
-Dreyfus Institutional Government Money Market Fund
-Dreyfus Institutional Prime Money Market Fund
-Dreyfus Institutional U.S. Treasury Money Market Fund
-Dreyfus Money Market Reserves
-Dreyfus Municipal Reserves
-Dreyfus Premier Balanced Fund
-Dreyfus Premier Large Company Stock Fund
-Dreyfus Premier Limited Term Income Fund
-Dreyfus Premier Midcap Stock Fund
-Dreyfus Premier Small Cap Value Fund
-Dreyfus Premier Tax Managed Growth Fund
-Dreyfus U.S. Treasury Reserves

Registration Statement File No. 33-16338
CIK No. 819940

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 96 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2006.

Very truly yours,

/s/ Tanya Philepoua
Tanya Philepoua

cc:	Kirkpatrick & Lockhart Nicholson Graham LLP
KPMG LLP
Stroock & Stroock & Lavan LLP